Document and Entity Information	0 Months Ended
Nov. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 25, 2014
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 25, 2014
Prospectus Date	Nov. 25, 2014
Dreyfus Yield Enhancement Strategy Fund | Class C
Risk/Return:
Trading Symbol	DABLX
Dreyfus Yield Enhancement Strategy Fund | Class I
Risk/Return:
Trading Symbol	DABKX
Dreyfus Yield Enhancement Strategy Fund | Class Y
Risk/Return:
Trading Symbol	DABJX
Dreyfus Yield Enhancement Strategy Fund | Class A
Risk/Return:
Trading Symbol	DABMX